Michele Drummey

Director and Corporate Counsel

Law Department – Prudential Retirement

The Prudential Insurance Company of America

280 Trumbull Street

1 Commercial Plaza

Hartford, CT 06103

Tel (860) 534-4245

Fax (860) 534-8885

michele.drummey@prudential.com

May 4, 2015

The Prudential Insurance Company of America

751 Broad Street

Newark, New Jersey 07102-3777

Ladies and Gentlemen:

We are filing herewith Post-Effective Amendment No. 19 to Registration Statement No. 333-95637 (“Discovery Premier Group Retirement Annuity”), under Rule 485(a) of the Securities Act of 1933, which proposes to add a second prospectus to the registration statement. The second prospectus (the “Connecticut prospectus”) will be used for one or more defined contribution plans sponsored by the State of Connecticut.

Along with this filing, we are furnishing our Staff reviewer with courtesy copies of the Connecticut prospectus. The first copy is the filing in composition format. The second copy tracks the changes made from the Discovery Premier prospectus dated May 1, 2015. The Staff’s most recent review of the Discovery Premier registration statement was in connection with a 485(a) filing made in 2005.

The Connecticut prospectus differs from the May 1, 2015 prospectus as follows:

1.	Two underlying portfolios are being added, and the existing portfolios will not be offered;
2.	Disclosure related to the compensation arrangement between the Registrant and the two new underlying portfolios is being added;
3.	The Mortality and Expense Risk Charge, the Administrative Fee, and any Loan Fees are being reduced to zero;
4.	The prospectus will reflect that the Guaranteed Interest Account may or may not be made available by the Contractholder;
5.	A reference to the “Texas Optional Retirement Plan” has been removed as it is inapplicable to State of Connecticut employees;
6.	Pursuant to Rule 430 of the Securities Act, the Registrant intends to distribute a “red herring” prospectus to the State of Connecticut during the pendency of this 485(a) filing. As such, the appropriate legend required by Rule 501 of Regulation S-K is reflected in the filing. Of course, only the form of Connecticut prospectus declared effective by the Staff will be used for purposes of sales.

The Registrant believes Selective Review, pursuant to Investment Company Act Release No. 13768 [49 FR 6708 (February 15, 1984)], is appropriate because the Connecticut prospectus is not substantially different from the May 1, 2015 prospectus nor from the prospectus last reviewed by the Staff in 2005. As such, the Registrant respectfully asks this request be granted.

Additionally, please be advised that the Depositor, on behalf of the Registrant, represents and acknowledges that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing and the Staff comments, the Registrant’s changes to the disclosure in response to the Staff comments or the action of the Commission or Staff, acting pursuant to delegated authority, in declaring effective, does not relieve the Registrant from this responsibility; and
•	the Registrant may not assert this action or the Staffs’ comments as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the Unite States.

In conclusion, please note that the Registrant and Principal Underwriter will be requesting an accelerated effective date of June 26, 2015 pursuant to Rule 461 shortly after this filing.

Sincerely,
/s/ Michele Drummey Esq.
Michele Drummey Esq.
Director and Corporate Counsel